Financial instruments - Foreign currency and interest rate risk (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 31, 2019
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	£ 48,417	£ 26,858
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	48,417	26,858
Pounds Sterling | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,162	3,363
Euro | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4	0
U.S. Dollar | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	£ 44,251	£ 23,495